Employee benefits - Analysis of net period cost (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Current service cost	$ 8,611	$ 8,449	$ 8,214
Interest cost on benefit obligation	2,585	2,630	1,872
Net period cost	$ 11,196	$ 11,079	$ 10,086